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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                               ---------
       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT  06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Shanna S. Sullivan
Title:   Vice President
Phone:   (203) 629-1980

Signature, Place, and Date of Signing:

/s/ Shanna S. Sullivan          Greenwich, CT                August 5, 2010
----------------------     -----------------------     -------------------------
     (Signature)                (City, State)                   (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                     Name
--------------------                     ---------------------------------------
028-01190                                Frank Russell Company
028-05788                                Natixis Asset Management Advisors, L.P.


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                              Form 13F SUMMARY PAGE

Report Summary:  Sound Shore Management, Inc.

Number of Other Included Managers:                                   2

Form 13F Information Table Entry Total:                             51

Form 13F Information Table Value Total:                     $5,456,665
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.      Form 13F File number            Name
---      --------------------            ---------------------------------------
1        028-01190                       Frank Russell Company
2        028-05788                       Natixis Asset Management Advisors, L.P.


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
                Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06830
                                                                                                                        6/30/2010

                                                                             Item 6                             Item 8
                             Item 2                                  Investment Discretion                 Voting Authority
                              Title   Item 3    Item 4              ------------------------        -----------------------------
           Item 1              of     Cusip   Mkt. Value   Item 5       Sole    Shared Other Item 7    Sole    Shared    None
       Name of Issuer         Class   Number    x $1000    Shares       (A)       (B)   (C)   Mgrs.     (A)      (B)      (C)
---------------------------- ------ --------- ---------- ---------- ----------- ------ ----- ------ ---------- ------ -----------
Abbott Laboratories          COMMON 002824100    177,395  3,792,113   3,792,113      0     0         2,935,613      0     856,500
AES Corporation              COMMON 00130H105    169,732 18,369,271  18,369,271      0     0        14,260,971      0   4,108,300
AllianceBernstein Holding    COMMON 01881G106        310     12,000      12,000      0     0            12,000      0           0
Apollo Group, Inc.           COMMON 037604105    128,170  3,017,888   3,017,888      0     0         2,354,788      0     663,100
Applied Materials            COMMON 038222105    135,879 11,304,426  11,304,426      0     0         8,830,726      0   2,473,700
Baker Hughes Inc.            COMMON 057224107    133,915  3,221,442   3,221,442      0     0         2,500,342      0     721,100
Bank of America Corporation  COMMON 060505104    134,223  9,340,513   9,340,513      0     0         7,296,813      0   2,043,700
Baxter International Inc     COMMON 071813109    148,101  3,644,223   3,644,223      0     0         2,821,123      0     823,100
Chubb Corporation            COMMON 171232101        250      5,000       5,000      0     0             5,000      0           0
CitiGroup, Inc.              COMMON 172967101    147,536 39,238,220  39,238,220      0     0        30,553,320      0   8,684,900
Coca Cola Company            COMMON 191216100    163,221  3,256,596   3,256,596      0     0         2,502,796      0     753,800
Comcast Corporation Class A  COMMON 20030N101    154,008  8,866,334   8,866,334      0     0         6,904,734      0   1,961,600
ConocoPhillips, Inc          COMMON 20825C104    137,364  2,798,216   2,798,216      0     0         2,175,016      0     623,200
Credit Suisse Group          COMMON 225401108    139,574  3,728,934   3,728,934      0     0         2,884,734      0     844,200
Devon Energy Corporation     COMMON 25179M103    162,848  2,673,139   2,673,139      0     0         2,069,539      0     603,600
DIRECTV Group Inc            COMMON 25459L106        530     15,626      15,626      0     0            15,626      0           0
eBay Inc.                    COMMON 278642103     94,747  4,831,541   4,831,541      0     0         3,749,441      0   1,082,100
El Paso Corporation          COMMON 28336L109    135,932 12,235,071  12,235,071      0     0         9,500,471      0   2,734,600
EQT Corporation              COMMON 26884L109    126,722  3,506,421   3,506,421      0     0         2,720,221      0     786,200
Exelon Corporation           COMMON 30161N101    176,053  4,636,636   4,636,636      0     0         3,578,036      0   1,058,600
Exxon Mobil Corp             COMMON 30231G102        203      3,549       3,549      0     0             3,549      0           0
Frontier Communications Co   COMMON 35906A108        274     38,500      38,500      0     0            38,500      0           0
Genzyme Corporation          COMMON 372917104    188,438  3,711,593   3,711,593      0     0         2,885,493      0     826,100
Goldman Sachs Group Inc      COMMON 38141G104        354      2,700       2,700      0     0             2,700      0           0
Hess Corporation             COMMON 42809H107     60,365  1,199,147   1,199,147      0     0           925,847      0     273,300
Intl Business Machines       COMMON 459200101        253      2,048       2,048      0     0             2,048      0           0
International Game Technol   COMMON 459902102    109,890  6,999,336   6,999,336      0     0         5,518,736      0   1,480,600
JetBlue Airways Corporation  COMMON 477143101        302     55,000      55,000      0     0            55,000      0           0
Marathon Oil Corporation     COMMON 565849106    163,016  5,243,373   5,243,373      0     0         4,092,073      0   1,151,300
Marsh & McLennan Companies   COMMON 571748102    110,935  4,919,530   4,919,530      0     0         3,794,930      0   1,124,600
Merck & Co. Inc.             COMMON 589331107        294      8,400       8,400      0     0             8,400      0           0
Microsoft Corp               COMMON 594918104    170,748  7,420,591   7,420,591      0     0         5,765,691      0   1,654,900
Morgan Stanley               COMMON 617446448    132,427  5,705,622   5,705,622      0     0         4,445,422      0   1,260,200
Newmont Mining Corporation   COMMON 651639106     97,859  1,585,013   1,585,013      0     0         1,217,113      0     367,900
Novartis AG  ADR             COMMON 66987V109    159,576  3,302,482   3,302,482      0     0         2,561,882      0     740,600
Pfizer Inc.                  COMMON 717081103    169,806 11,907,826  11,907,826      0     0         9,251,226      0   2,656,600
Phillip Morris International COMMON 718172109        328      7,150       7,150      0     0             7,150      0           0
Qualcomm Inc.                COMMON 747525103     32,047    975,852     975,852      0     0           753,852      0     222,000
Charles Schwab Corporation   COMMON 808513105    130,323  9,190,636   9,190,636      0     0         7,149,736      0   2,040,900
Southwest Airlines Company   COMMON 844741108    122,077 10,988,029  10,988,029      0     0         8,554,629      0   2,433,400
State Street Corporation     COMMON 857477103    143,900  4,254,888   4,254,888      0     0         3,303,988      0     950,900
Sunoco, Inc.                 COMMON 86764P109    166,955  4,801,695   4,801,695      0     0         3,728,295      0   1,073,400
Symantec Corporation         COMMON 871503108    144,974 10,444,825  10,444,825      0     0         8,089,025      0   2,355,800
TJX Companies, Inc.          COMMON 872540109        598     14,250      14,250      0     0            14,250      0           0
Texas Instruments Inc.       COMMON 882508104    145,442  6,247,527   6,247,527      0     0         4,838,227      0   1,409,300
Valero Energy Corporation    COMMON 91913Y100    114,256  6,354,609   6,354,609      0     0         4,923,109      0   1,431,500
Visa, Inc.                   COMMON 92826C839    112,366  1,588,214   1,588,214      0     0         1,230,414      0     357,800
Wal-Mart Stores, Inc.        COMMON 931142103    168,602  3,507,423   3,507,423      0     0         2,728,123      0     779,300
Washington Post Company      COMMON 939640108     88,109    214,648     214,648      0     0           164,583      0      50,065
Invesco Ltd.                 COMMON G491BT108    132,616  7,879,729   7,879,729      0     0         6,134,829      0   1,744,900
Flextronics International    COMMON Y2573F102    122,823 21,932,732  21,932,732      0     0        16,986,732      0   4,946,000

   TOTALS:                     51              5,456,665
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